Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000087861
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Silver Miners ETF
C000087858
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Copper Miners ETF
C000093019
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Gold Explorers ETF
C000090393
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Uranium ETF
Without Sales Load [Member] | C000087861
Average Annual Return [Line Items]
Average Annual Return, Percent		75.97%	10.92%	13.84%
Without Sales Load [Member] | C000087858
Average Annual Return [Line Items]
Average Annual Return, Percent		43.39%	26.16%	17.31%
Without Sales Load [Member] | C000093019
Average Annual Return [Line Items]
Average Annual Return, Percent		95.24%	16.60%	19.19%
Without Sales Load [Member] | C000090393
Average Annual Return [Line Items]
Average Annual Return, Percent		84.83%	42.93%	17.53%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.64%	14.61%	11.31%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.64%	14.61%	11.31%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.64%	14.61%	11.31%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[8]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.64%	14.61%	11.31%
Solactive Global Silver Miners Total Return Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Solactive Global Silver Miners Total Return Index (USD) (NR)
Average Annual Return, Percent		77.61%	11.15%	14.29%
Solactive Global Copper Miners Total Return Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Solactive Global Copper Miners Total Return Index (USD) (NR)
Average Annual Return, Percent		44.33%	26.86%	18.07%
Solactive Global Gold Explorers & Developers Total Return Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[9]	Solactive Global Gold Explorers & Developers Total Return Index (USD) (NR)
Average Annual Return, Percent		97.66%	17.44%	19.98%
Solactive Global Uranium & Nuclear Components Total Return Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8],[10]	Solactive Global Uranium & Nuclear Components Total Return Index (USD) (NR)
Average Annual Return, Percent		85.94%	43.93%	18.35%

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	ACWI – All Country World Index
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	ACWI – All Country World Index
[8]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[9]	Performance reflects the performance of the Solactive Global Gold Explorers Total Return Index through November 30, 2016, the Solactive Global Gold Explorers & Developers Total Return Transition Index through April 30, 2017 and the Solactive Global Gold Explorers & Developers Total Return Index thereafter.
[10]	Performance reflects the performance of the Solactive Global Uranium Total Return Index through April 30, 2018, the Solactive Global Uranium & Nuclear Components Transition TR Index through July 31, 2018 and the Solactive Global Uranium & Nuclear Components Total Return Index thereafter.